Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Other Current Assets [Abstract]
Prepayments	€ 3,325,773	€ 2,938,215
Total	€ 3,325,773	€ 2,938,215